Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ 503,416
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	2,498,523
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	7,758,819
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	308,838
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(1,694,374)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	104,618
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	812,254
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	804,149
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ 7,863,437